UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hilltop Park Associates LLC

Address:  410 Park Avenue, 6th Floor
          New York, New York  10022

13F File Number:  028-13771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:


/s/ Jason Siegel         New York, New York          November 14, 2012
------------------     -----------------------     ---------------------
     [Signature]           [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total:    $149,871
                                           (thousands)


List of Other Included Managers:


No.        Form 13F File Number             Name

(1)        021-134078                       Hilltop Park Fund QP LP

                                                     FORM 13F INFORMATION TABLE
                                                    Hilltop Park Associates LLC
                                                         September 30, 2012
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COL 7           COLUMN 8

                                                          VALUE      SHS OR  SH/ PUT/   INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT PRN CALL   DISCRETION  MGRS     SOLE    SHARED   NONE
ABBOTT LABS                   COM              002824100   8,913     130,000 SH          DEFINED    (1)     130,000
ABBOTT LABS                   COM              002824100   6,856     100,000     CALL    DEFINED    (1)     100,000
ABBOTT LABS                   COM              002824100   2,400      35,000 SH            SOLE              35,000
ABBOTT LABS                   COM              002824100   3,428      50,000     CALL      SOLE              50,000
ALERE INC                     COM              01449J105   1,949     100,000 SH          DEFINED    (1)     100,000
AMAZON COM INC                COM              023135106     890       3,500 SH          DEFINED    (1)       3,500
AMERICAN INTL GROUP INC       COM NEW          026874784  18,035     550,000 SH          DEFINED    (1)     550,000
AMERICAN INTL GROUP INC       COM NEW          026874784   1,640      50,000     CALL    DEFINED    (1)      50,000
AMERICAN INTL GROUP INC       COM NEW          026874784   4,427     135,000     CALL    DEFINED    (1)     135,000
AMERICAN INTL GROUP INC       COM NEW          026874784   9,017     275,000 SH            SOLE             275,000
AMERICAN INTL GROUP INC       COM NEW          026874784   4,017     122,500     CALL      SOLE
APPLE INC                     COM              037833100   3,336       5,000 SH          DEFINED    (1)       5,000
BANK OF AMERICA CORPORATION   COM              060505104   4,415     500,000     CALL    DEFINED    (1)     500,000
BANK OF AMERICA CORPORATION   COM              060505104   1,324     150,000     CALL      SOLE
BARNES & NOBLE INC            COM              067774109     767      60,000 SH          DEFINED    (1)      60,000
CAVIUM INC                    COM              14964U108   2,831      85,000 SH          DEFINED    (1)      85,000
CAVIUM INC                    COM              14964U108   1,666      50,000 SH            SOLE              50,000
CIENA CORP                    COM NEW          171779309   1,019      75,000 SH          DEFINED    (1)      75,000
CISCO SYS INC                 COM              17275R102   1,910     100,000 SH          DEFINED    (1)     100,000
DISH NETWORK CORP             CL A             25470M109     918      30,000 SH          DEFINED    (1)      30,000
DISH NETWORK CORP             CL A             25470M109     918      30,000     PUT     DEFINED    (1)      30,000
EXCO RESOURCES INC            COM              269279402     801     100,000 SH          DEFINED    (1)     100,000
FOSTER WHEELER AG             COM              H27178104   1,557      65,000 SH          DEFINED    (1)      65,000
FREESCALE SEMICONDUCTOR LTD   SHS              G3727Q101     476      50,000 SH          DEFINED    (1)      50,000
GENERAL ELECTRIC CO           COM              369604103   4,542     200,000 SH          DEFINED    (1)     200,000
GENERAL ELECTRIC CO           COM              369604103   6,813     300,000     CALL    DEFINED    (1)     300,000
GENERAL ELECTRIC CO           COM              369604103   2,271     100,000 SH            SOLE             100,000
GENERAL MTRS CO               COM              37045V100   4,550     200,000     CALL    DEFINED    (1)     200,000
GENERAL MTRS CO               COM              37045V100   2,275     100,000     CALL      SOLE             100,000
HARTFORD FINL SVCS GROUP INC  COM              416515104     972      50,000 SH          DEFINED    (1)      50,000
HEALTH NET INC                COM              42222G108   3,489     155,000 SH          DEFINED    (1)     155,000
HEALTH NET INC                COM              42222G108   1,575      70,000 SH            SOLE              70,000
IDENIX PHARMACEUTICALS INC    COM              45166R204     912     200,000 SH          DEFINED    (1)     200,000
INVENSENSE INC                COM              46123D205   1,793     150,000 SH          DEFINED    (1)     150,000
INVENSENSE INC                COM              46123D205   1,315     110,000 SH            SOLE             110,000
LAS VEGAS SANDS CORP          COM              517834107   4,637     100,000 SH          DEFINED    (1)     100,000
LAS VEGAS SANDS CORP          COM              517834107   1,623      35,000 SH            SOLE              35,000
LILLY ELI & CO                COM              532457108   4,836     102,000     CALL    DEFINED    (1)     102,000
LILLY ELI & CO                COM              532457108   1,564      33,000     CALL      SOLE              33,000
LOUISIANA PAC CORP            COM              546347105     938      75,000 SH          DEFINED    (1)      75,000
LOUISIANA PAC CORP            COM              546347105     437      35,000 SH            SOLE              35,000
MCKESSON CORP                 COM              58155Q103   2,151      25,000 SH          DEFINED    (1)      25,000
MELCO CROWN ENTMT LTD         ADR              585464100   1,348     100,000 SH          DEFINED    (1)     100,000
MICRON TECHNOLOGY INC         COM              595112103   4,784     800,000 SH          DEFINED    (1)     800,000
MICRON TECHNOLOGY INC         COM              595112103     897     150,000 SH            SOLE             150,000
MONSTER WORLDWIDE INC         COM              611742107     623      85,000 SH          DEFINED    (1)      85,000
OAKTREE CAP GROUP LLC         UNIT 99/99/9999  674001201   1,435      35,000 SH          DEFINED    (1)      35,000
OMNIVISION TECHNOLOGIES INC   COM              682128103   1,396     100,000 SH          DEFINED    (1)     100,000
ROYAL BK CDA MONTREAL QUE     COM              780087102   1,435      25,000     PUT     DEFINED    (1)      25,000
SUNESIS PHARMACEUTICALS INC   COM NEW          867328601   2,956     525,000 SH          DEFINED    (1)     525,000
SUNESIS PHARMACEUTICALS INC   COM NEW          867328601   1,267     225,000 SH            SOLE             225,000
TRIANGLE PETE CORP            COM NEW          89600B201   1,469     205,200 SH          DEFINED    (1)     205,200
TRIANGLE PETE CORP            COM NEW          89600B201     608      85,000 SH            SOLE              85,000
WELLPOINT INC                 COM              94973V107   1,450      25,000     CALL    DEFINED    (1)      25,000





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